Investment in Associates (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 24, 2022
Statement [Line Items]
Dividends Received	$ 98,154	$ 273,038
Cordoba, La Rioja and Catamarca, Argentine
Statement [Line Items]
Percentage Of Equity Interest		55.29%
Mendoza, San Juan and San Luis
Statement [Line Items]
Percentage Of Equity Interest		51.00%
Inversora de Gas del Centro S.A.
Statement [Line Items]
Ownership Interests		42.31%
Distribuidora de Gas Cuyana S.A.
Statement [Line Items]
Percentage Of Interest		21.58%
Distribuidora de Gas del Centro S.A.
Statement [Line Items]
Ownership Interests		17.20%
Percentage Of Capital Stock		40.59%
GESER S.A.U.
Statement [Line Items]
Purchase Price Entity			$ 5,125
Gas del Mercosur S.A.
Statement [Line Items]
Ownership Interests	20.00%